                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
               Registered Management Investment Companies

                                    811-6269

                      (Investment Company Act File Number)

                              Cash Trust Series II
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/06

               Date of Reporting Period: Fiscal year ended 5/31/06
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL SHAREHOLDER REPORT

May 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.010	0.003	0.007	0.014
Less Distributions:
Distributions from net investment income	(0.022)	(0.010)	(0.003)	(0.007)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.19%	0.99%	0.35%	0.75%	1.46%

Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.10%	0.97%	0.35%	0.74%	1.44%
Expense waiver/reimbursement [3]	0.06%	0.03%	0.02%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,255	$409,595	$480,002	$407,992	$451,767

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,012.40	$4.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.89	$4.08

1 Expenses are equal to the Fund's annualized net expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	59.2%
Municipal Notes	39.9%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

At May 31, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.5%
8-30 Days	5.0%
31-90 Days	8.0%
91-180 Days	19.6%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2006

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.1% [1,2]
	Alabama--8.3%
$40,000	Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.250%, 6/1/2006	$40,000
1,000,000	Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.630%, 6/2/2006	1,000,000
250,000	Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.630%, 6/2/2006	250,000
1,460,000	Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 3.670%, 6/1/2006	1,460,000
	TOTAL	2,750,000
	Arizona--8.5%
1,125,000	Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 3.470%, 6/1/2006	1,125,000
1,400,000	Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.300%, 6/7/2006	1,400,000
300,000	Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/ (LaSalle Bank, N.A. LOC), 3.470%, 6/1/2006	300,000
	TOTAL	2,825,000
	Colorado--0.1%
30,000	Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.580%, 6/1/2006	30,000
	Georgia--12.7%
200,000	Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.250%, 6/7/2006	200,000
4,000,000	Georgia State, (Series 2005A), 3.75% Bonds, 9/1/2006	4,009,359
	TOTAL	4,209,359
	Illinois--5.9%
1,009,000	Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.750%, 6/1/2006	1,009,000
965,000	Upper Illinois River Valley Development Authority, (Series 2001), Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 3.700%, 6/1/2006	965,000
	TOTAL	1,974,000
	Indiana--3.4%
920,000	Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.610%, 6/1/2006	920,000
210,000	Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 6/1/2006	210,000
	TOTAL	1,130,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued [1,2]
	Iowa--2.4%
$800,000	Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.680%, 6/1/2006	$800,000
	Kentucky--1.1%
180,000	Boone County, KY, (Series 1996), Weekly VRDNs (Western States Envelope Co.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 6/1/2006	180,000
200,000	Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products Co.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.680%, 6/1/2006	200,000
	TOTAL	380,000
	Minnesota--0.7%
240,000	Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.580%, 6/1/2006	240,000
	Mississippi--1.8%
600,000	Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 3.630%, 6/2/2006	600,000
	Missouri--1.4%
460,000	Kansas City, MO, IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.490%, 6/1/2006	460,000
	New Hampshire--0.9%
313,000	New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.360%, 6/7/2006	313,000
	New Mexico--2.7%
906,041	New Mexico Mortgage Finance Authority, (Series 2005), 5.04% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 6/1/2006	906,041
	Ohio--35.6%
1,150,000	Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.470%, 6/1/2006	1,150,000
700,000	Greene County, OH, Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 3.490%, 6/1/2006	700,000
400,000	Hamilton, OH, MFH, (Series 2003B: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.610%, 6/1/2006	400,000
1,000,000	Morrow County, OH, 4.00% BANs, 7/18/2006	1,001,313
1,650,000	Muskingum County, OH, 4.00% BANs, 7/18/2006	1,652,416
1,210,000	Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.470%, 6/1/2006	1,210,000
2,500,000	Pataskala, OH, 4.00% BANs, 8/31/2006	2,505,756
1,670,000	Rossford, OH, 4.00% BANs, 6/15/2006	1,670,590
1,535,000	Union County, OH, 3.20% BANs, 6/7/2006	1,535,000
	TOTAL	11,825,075
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued [1,2]
	Pennsylvania--1.0%
$330,000	Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC), 3.610%, 6/1/2006	$330,000
	South Carolina--4.2%
400,000	Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.270%, 6/7/2006	400,000
1,000,000	Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.270%, 6/7/2006	1,000,000
	TOTAL	1,400,000
	South Dakota--3.0%
1,000,000	South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.500%, 6/1/2006	1,000,000
	Texas--5.4%
1,800,000	Gulf Coast, TX, Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.600%, 6/1/2006	1,800,000
	TOTAL MUNICIPAL INVESTMENTS--99.1% (AT AMORTIZED COST) [3]	32,972,475
	OTHER ASSETS AND LIABILITIES - NET--0.9%	282,851
	TOTAL NET ASSETS--100%	$33,255,326

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.6% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At May 31, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.00%

2 Current rate and next reset date shown on Variable Rate Demand Notes.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MFH	--Multi-Family Housing
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$32,972,475
Cash		17,084
Income receivable		379,199
TOTAL ASSETS		33,368,758
Liabilities:
Payable for shares redeemed	$20,589
Income distribution payable	22,679
Payable for transfer and dividend disbursing agent fees and expenses	33,727
Payable for directors'/trustees' fees	1,299
Payable for distribution services fee (Note 5)	9,830
Payable for portfolio accounting fees	14,651
Payable for share registration cost	5,699
Accrued expenses	4,958
TOTAL LIABILITIES		113,432
Net assets for 33,255,904 shares outstanding		$33,255,326
Net Assets Consist of:
Paid-in capital		$33,255,904
Accumulated net realized loss on investments		(888)
Undistributed net investment income		310
TOTAL NET ASSETS		$33,255,326
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$33,255,326 ÷ 33,255,904 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2006

Investment Income:
Interest			$11,264,117
Expenses:
Investment adviser fee (Note 5)		$1,932,289
Administrative personnel and services fee (Note 5)		308,019
Custodian fees		17,967
Transfer and dividend disbursing agent fees and expenses		152,560
Directors'/Trustees' fees		8,930
Auditing fees		14,216
Legal fees		8,822
Portfolio accounting fees		85,213
Distribution services fee (Note 5)		772,916
Share registration costs		25,937
Printing and postage		18,263
Insurance premiums		9,358
Miscellaneous		7,439
TOTAL EXPENSES		3,361,929
Waivers (Note 5):
Waiver of investment adviser fee	$(205,937)
Waiver of administrative personnel and services fee	(13,538)
TOTAL WAIVERS		(219,475)
Net expenses			3,142,454
Net investment income			8,121,663
Net realized gain on investments			2,985
Change in net assets resulting from operations			$8,124,648

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,121,663	$4,673,912
Net realized gain on investments	2,985	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,124,648	4,673,912
Distributions to Shareholders:
Distributions from net investment income	(8,124,490)	(4,670,653)
Share Transactions:
Proceeds from sale of shares	2,880,769,660	2,593,132,401
Net asset value of shares issued to shareholders in payment of distributions declared	7,653,224	4,250,806
Cost of shares redeemed	(3,264,762,331)	(2,667,793,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(376,339,447)	(70,410,283)
Change in net assets	(376,339,289)	(70,407,024)
Net Assets:
Beginning of period	409,594,615	480,001,639
End of period (including undistributed net investment income of $310 and $3,137, respectively)	$33,255,326	$409,594,615

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

On May 1, 2006, the customers of Lehman Brothers Inc. (Lehman)--who held substantially greater than a majority of the shares of the Fund--redeemed their shares and reinvested the proceeds into shares of a Lehman-sponsored Fund.

In the opinion of FSC and the Adviser, the Fund is now too small to remain viable in the long term. Since the Lehman redemption, FSC has worked with the Fund's remaining shareholders and intermediaries to provide a suitable, alternative investment that is sponsored by FSC and/or its affiliates. FSC anticipates that on or about September 1, 2006, all shareholders in the Fund will have redeemed their shares and invested the proceeds in alternative investments. Until all investors' shares are redeemed from the Fund, FSC and its affiliates are waiving certain fees that would otherwise be payable by the Fund and are reimbursing certain expenses of the Fund to maintain the Fund's yield at a level competitive with other money market funds investing in municipal securities and sold primarily through brokers. FSC anticipates that it or its affiliates may make investments in the Fund to assist in maintaining a competitive yield.

It is anticipated that after all shareholders have redeemed from the Fund, the officers of the Fund will recommend that the Trustees approve the termination of the public offering of the Fund's shares and the termination of the Fund as a series of Cash Trust Series II.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended May 31	2006	2005
Shares sold	2,880,769,660	2,593,132,401
Shares issued to shareholders in payment of distributions declared	7,653,224	4,250,806
Shares redeemed	(3,264,762,331)	(2,667,793,490)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(376,339,447)	(70,410,283)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2006 and 2005, was as follows:

	2006	2005
Tax-exempt income	$8,124,490	$4,670,653

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$22,989
Other temporary adjustments	$(22,679)
Capital loss carryforward	$888

At May 31, 2006, the Fund had a capital loss carryforward of $888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$586
2013	$302

The Fund used capital loss carryforwards of $2,985 to offset taxable capital gains realized during the year ended May 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2006, the Adviser voluntarily waived $205,937 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2006, FSC did not retain any fees paid by the Fund.

Interfund Transactions

During the year ended May 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,275,569,999 and $1,716,913,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee and completion of the audit for May 31, 2005, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005 and the interim period commencing June 1, 2005 and ended July 19, 2005, neither the Fund nor anyone on its behalf consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

8. FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2006, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND THE SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series II (the "Fund") (one of the portfolios constituting Cash Trust Series II), including the portfolio of investments, as of May 31, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated July 19, 2005, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Cash Series II, a portfolio of Cash Trust Series II, at May 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 14, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 2 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: November 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: November 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: June 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: June 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 SECRETARY Began serving: January 1980	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

MUNICIPAL CASH SERIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552103

G00887-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL SHAREHOLDER REPORT

May 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2006	[1]	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032		0.011		0.002		0.007	0.018
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.001	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032		0.011		0.002		0.008	0.018
Less Distributions:
Distributions from net investment income	(0.032)		(0.011)		(0.002)		(0.007)	(0.018)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	(0.001)	(0.000	) [2]
TOTAL DISTRIBUTIONS	(0.032)		(0.011)		(0.002)		(0.008)	(0.018)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	3.22%		1.14%		0.23%		0.78%	1.79%

Ratios to Average Net Assets:
Net expenses	0.83%		0.83%		0.83%		0.83%	0.83%
Net investment income	3.23%		1.06%		0.21%		0.74%	1.49%
Expense waiver/reimbursement [4]	0.02%		0.01%		0.02%		0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$307,058		$210,021		$300,282		$381,494	$437,078

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees: to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,018.40	$4.18
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.79	$4.18

1 Expenses are equal to the Fund's annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	94.6%
U.S. Treasury Securities	5.6%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At May 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	91.1%
8-30 Days	5.3%
31-90 Days	1.1%
91-180 Days	0.6%
181 Days or more	2.1%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

May 31, 2006

Principal Amount			Value
		U.S. TREASURY--5.6%
		U.S. Treasury Notes--5.6%
$17,250,000		2.500% - 7.000%, 6/30/2006 - 1/31/2007	$17,178,057
		REPURCHASE AGREEMENTS--94.6%
35,638,000		Interest in $2,445,000,000 joint repurchase agreement 4.91%, dated 5/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,445,333,471 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,493,900,070.	35,638,000
61,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.91%, dated 5/31/2006 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,136,389 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,020,001,262.	61,000,000
61,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.91%, dated 5/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $2,000,272,778 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,040,000,987.	61,000,000
61,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.90%, dated 5/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,136,111 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,020,139,234.	61,000,000
61,000,000		Interest in $800,000,000 joint repurchase agreement 4.90%, dated 5/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $800,108,889 on 6/1/2006. The market value of the underlying securities at the end of the period was $817,889,416.	61,000,000
11,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 4.90%, dated 5/23/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $502,041,667 on 6/23/2006. The market value of the underlying securities at the end of the period was $514,025,940.	11,000,000
		TOTAL REPURCHASE AGREEMENTS	290,638,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	307,816,057
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(758,142)
		TOTAL NET ASSETS--100%	$307,057,915

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006

Assets:
Investments in repurchase agreements	$290,638,000
Investments in securities	17,178,057
Total investments in securities, at amortized cost and value		$307,816,057
Income receivable		200,191
Receivable for shares sold		60,000
TOTAL ASSETS		308,076,248
Liabilities:
Income distribution payable	927,327
Payable to bank	1,301
Payable for distribution services fee (Note 5)	54,930
Accrued expenses	34,775
TOTAL LIABILITIES		1,018,333
Net assets for 307,060,640 shares outstanding		$307,057,915
Net Assets Consist of:
Paid-in capital		$307,060,640
Distributions in excess of net investment income		(2,725)
TOTAL NET ASSETS		$307,057,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$307,057,915 ÷ 307,060,640 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2006

Investment Income:
Interest			$11,000,686
Expenses:
Investment adviser fee (Note 5)		$1,353,057
Administrative personnel and services fee (Note 5)		215,572
Custodian fees		20,160
Transfer and dividend disbursing agent fees and expenses		47,175
Directors'/Trustees' fees		6,892
Auditing fees		14,216
Legal fees		7,711
Portfolio accounting fees		70,169
Distribution services fee (Note 5)		522,280
Share registration costs		25,163
Printing and postage		9,053
Insurance premiums		8,425
Miscellaneous		18,810
TOTAL EXPENSES		2,318,683
Waivers (Note 5):
Waiver of investment adviser fee	$(48,447)
Waiver of administrative personnel and services fee	(9,366)
TOTAL WAIVERS		(57,813)
Net expenses			2,260,870
Net investment income			8,739,816
Net realized gain on investments			1,034
Change in net assets resulting from operations			$8,740,850

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,739,816	$2,497,041
Net realized gain on investments	1,034	3,591
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,740,850	2,500,632
Distributions to Shareholders:
Distributions from net investment income	(8,743,456)	(2,504,659)
Distributions from net realized gain on investments	(1,034)	(3,591)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,744,490)	(2,508,250)
Share Transactions:
Proceeds from sale of shares	1,456,543,328	1,159,641,290
Net asset value of shares issued to shareholders in payment of distributions declared	2,245,288	481,216
Cost of shares redeemed	(1,361,748,279)	(1,250,375,350)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,040,337	(90,252,844)
Change in net assets	97,036,697	(90,260,462)
Net Assets:
Beginning of period	210,021,218	300,281,680
End of period (including undistributed (distributions in excess of) net investment income of $(2,725) and $915, respectively)	$307,057,915	$210,021,218

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended May 31	2006	2005
Shares sold	1,456,543,328	1,159,641,290
Shares issued to shareholders in payment of distributions declared	2,245,288	481,216
Shares redeemed	(1,361,748,279)	(1,250,375,350)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	97,040,337	(90,252,844)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$8,744,490	$2,508,250

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$924,602
Other temporary adjustments	$(927,327)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2006, the Adviser voluntarily waived $48,447 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2006, FSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee and completion of the audit for May 31, 2005, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005 and the interim period commencing June 1, 2005 and ended July 19, 2005, neither the Fund nor anyone on its behalf consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND THE SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series II (the "Fund") (one of the portfolios constituting Cash Trust Series II), including the portfolio of investments, as of May 31, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated July 19, 2005, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Series II, a portfolio of Cash Trust Series II, at May 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 14, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 2 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: November 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: November 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: June 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: June 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 SECRETARY Began serving: January 1980	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

TREASURY CASH SERIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552301

G00889-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley,
John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2006 - $32,790

                        Fiscal year ended 2005 - $28,350

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $ 0

                          Fiscal year ended 2005 - $523

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and $33,444
      respectively. Fiscal year ended 2006 - Sarbanes Oxley 302 procedures.
      Fiscal year ended 2005 - Transfer Agent Service Auditors report.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $ 0 and $ 0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $29,187
      respectively. Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities, money market yield analysis and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of
                  revenues paid by the registrant, the registrant's
                  adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted
                  with or overseen by another investment adviser), and
                  any entity controlling, controlled by, or under
                  common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the
                  services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by,
                  or under common control with the investment adviser
                  that provides ongoing services to the registrant  at
                  the time of the engagement to be non-audit services;
                  and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by
                  one or more members of the Audit Committee who are
                  members of the board of directors to whom authority
                  to grant such approvals has been delegated by the
                  Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2006 - $85,896

            Fiscal year ended 2005 - $117,734

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006